Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Capital
CET1 capital	$ 86,611	$ 76,945
Tier 1 capital	93,904	84,242
Total capital	104,952	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	475,842	496,898
Market risk	40,498	35,342
Operational risk	79,883	77,639
Total RWA	$ 596,223	$ 609,879
Capital ratios and Leverage ratio
CET1 ratio	14.50%	12.60%
Tier 1 capital ratio	15.70%	13.80%
Total capital ratio	17.60%	15.40%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure (billions)	$ 2,180,000	$ 1,898,000
TLAC available and ratios
TLAC available	$ 184,916	$ 160,961
TLAC ratio	31.00%	26.40%
TLAC leverage ratio	8.50%	8.50%